Cover	Oct. 23, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	Cedar Realty Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-31817
Entity Tax Identification Number	42-1241468
Entity Address, Address Line One	2529 Virginia Beach Blvd
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23452
City Area Code	757
Local Phone Number	627-9088
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000761648
Amendment Flag	false
7.25% Series B Cumulative Redeemable Preferred Stock, $25.00 Liquidation Value
Document Information [Line Items]
Title of 12(b) Security	7.25% Series B Cumulative Redeemable Preferred Stock, $25.00 Liquidation Value
Trading Symbol	CDRpB
Security Exchange Name	NYSE
6.50% Series C Cumulative Redeemable Preferred Stock, $25.00 Liquidation Value
Document Information [Line Items]
Title of 12(b) Security	6.50% Series C Cumulative Redeemable Preferred Stock, $25.00 Liquidation Value
Trading Symbol	CDRpC
Security Exchange Name	NYSE